SUMMARY OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Accounting Policies [Abstract]
Beginning balance	$ 1,007,709
Additions to contract liabilities	4,264,841	1,613,050
Deductions to contract liabilities	(2,430,194)	(605,341)
Ending balance	$ 2,842,356	$ 1,007,709